Financial Instruments and Risk Management - Schedule of Foreign Currencies (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United States Dollar [Member]
Schedule of Foreign Currencies [Line Items]
Foreign currency	RM 91,152	RM 86,376
Chinese Yuan Renminbi [Member]
Schedule of Foreign Currencies [Line Items]
Foreign currency	RM (108,703)	RM (537,591)